SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
SHORT-TERM INVESTMENTS
Summary of short-term investments

	As of December 31,
	2023	2024

	(HK$ in thousands)

Treasury bills	2,135,266	1,507,751
Financial assets at fair value through profit or loss	830,528	739,136
Money market funds	148,819	164,187
Total	3,114,613	2,411,074